Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001818201
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false